Pension Liabilities - Actuarial assumptions on the balance sheet date (Details) - Defined-Benefit Pension Plan	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Discount rate	0.35%	0.15%
Mortality table	2,020	2,020
Salary revaluation rate	1.00%	1.00%
Retirement pension inflation rate	0.50%	0.50%
Deposit rate on savings accounts	1.00%	1.00%
Turnover rate	10.00%	10.00%
Remaining life expectancy after retirement	22 years 3 months 18 days	23 years 3 months 18 days
Retirement age	65 years	65 years